Annual Total Returns		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Macquarie Asset Strategy Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-8.41%	-5.42%	18.37%	-5.49%	21.69%	13.46%	13.8%	-13.46%	15.61%	13.93%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 9.96%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.88% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.74% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Asset Strategy Fund | Class A
Year Total Return		13.93%	15.61%	(13.46%)	13.80%	13.46%	21.69%	(5.49%)	18.37%	(5.42%)	(8.41%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	9.96%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	17.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(19.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Balanced Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-0.41%	1.95%	11.38%	-3.31%	22.08%	14.35%	16.28%	-16.11%	16.19%	15.68%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 6.24%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.62% for the quarter ended June 30, 2020, and its lowest quarterly return was -16.28% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Balanced Fund | Class A
Year Total Return		15.68%	16.19%	(16.11%)	16.28%	14.35%	22.08%	(3.31%)	11.38%	1.95%	(0.41%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	6.24%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	15.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(16.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Core Equity Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-0.74%	3.5%	20.38%	-4.54%	31.04%	21.78%	28.91%	-17.36%	23.53%	25.80%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 8.22%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.29% for the quarter ended June 30, 2020, and its lowest quarterly return was -17.74% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Core Equity Fund | Class A
Year Total Return		25.80%	23.53%	(17.36%)	28.91%	21.78%	31.04%	(4.54%)	20.38%	3.50%	(0.74%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	8.22%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	20.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(17.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Global Growth Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	3.04%	-3.39%	24.37%	-6.22%	25.62%	20.54%	17.45%	-17.40%	19.05%	17.10%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 12.27%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 22.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -20.48% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Global Growth Fund | Class A
Year Total Return		17.10%	19.05%	(17.40%)	17.45%	20.54%	25.62%	(6.22%)	24.37%	(3.39%)	3.04%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	12.27%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	22.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(20.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie International Core Equity Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-1.01%	1.35%	22.75%	-17.95%	18.46%	7.08%	13.98%	-15.35%	16.72%	3.67%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 20.87%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 18.28% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.49% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie International Core Equity Fund | Class A
Year Total Return		3.67%	16.72%	(15.35%)	13.98%	7.08%	18.46%	(17.95%)	22.75%	1.35%	(1.01%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	20.87%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	18.28%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(24.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Large Cap Growth Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	6.76%	1.17%	29.04%	2.06%	36.44%	30.76%	30.17%	-27.00%	37.81%	23.92%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 3.58%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.44% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.61% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Large Cap Growth Fund | Class A
Year Total Return		23.92%	37.81%	(27.00%)	30.17%	30.76%	36.44%	2.06%	29.04%	1.17%	6.76%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	3.58%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	25.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(19.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Macquarie Mid Cap Growth Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-6.08%	6.03%	27%	-0.1%	37.96%	48.43%	16.52%	-30.67%	19.97%	2.22%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 1.75%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 37.07% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.85% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Mid Cap Growth Fund | Class A
Year Total Return		2.22%	19.97%	(30.67%)	16.52%	48.43%	37.96%	(0.10%)	27.00%	6.03%	(6.08%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	1.75%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	37.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(21.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Macquarie Mid Cap Income Opportunities Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.54%	22.38%	11.96%	-4.54%	26.32%	7.81%	25.28%	14.94%	17.62%	8.94%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 5.02%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 23.59% for the quarter ended June 30, 2020, and its lowest quarterly return was -29.52% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Mid Cap Income Opportunities Fund | Class A
Year Total Return		8.94%	17.62%	14.94%	25.28%	7.81%	26.32%	(4.54%)	11.96%	22.38%	(3.54%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	5.02%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	23.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(29.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Smid Cap Core Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-6.06%	28.49%	13.3%	-10.68%	24.16%	7.06%	20.85%	-14.97%	16.49%	14.63%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of -0.51%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 26.93% for the quarter ended December 31, 2020, and its lowest quarterly return was -29.00% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Smid Cap Core Fund | Class A
Year Total Return		14.63%	16.49%	(14.97%)	20.85%	7.06%	24.16%	(10.68%)	13.30%	28.49%	(6.06%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	(0.51%)
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	26.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(29.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Small Cap Growth Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-2.2%	13.42%	23.7%	-4.12%	23.75%	38.49%	4.01%	-27.68%	13.27%	14.25%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 4.00%.During the periods illustrated in this bar chart, Class A’s highest quarterly return was 27.88% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.70% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Small Cap Growth Fund | Class A
Year Total Return		14.25%	13.27%	(27.68%)	4.01%	38.49%	23.75%	(4.12%)	23.70%	13.42%	(2.20%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	4.00%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	27.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(21.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Macquarie Systematic Emerging Markets Equity Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-12.01%	9.88%	42.46%	-19.83%	23.21%	35%	-4.67%	-27.31%	10.82%	7.7%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 12.20%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 27.23% for the quarter ended June 30, 2020, and its lowest quarterly return was -23.93% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Systematic Emerging Markets Equity Fund | Class A
Year Total Return		7.70%	10.82%	(27.31%)	(4.67%)	35.00%	23.21%	(19.83%)	42.46%	9.88%	(12.01%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	12.20%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	27.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(23.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Climate Solutions Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-23.12%	34.3%	-13.1%	-34.57%	4.32%	-38.71%	43.23%	41.37%	-4.19%	-3.54%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 3.73%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 38.84% for the quarter ended December 31, 2020, and its lowest quarterly return was -61.54% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Climate Solutions Fund | Class A
Year Total Return		(3.54%)	(4.19%)	41.37%	43.23%	(38.71%)	4.32%	(34.57%)	(13.10%)	34.30%	(23.12%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	3.73%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	38.84%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(61.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Natural Resources Fund
Bar Chart	Calendar year-by-year total return (Class A)
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-22.42%	23.78%	2.89%	-23.79%	9.21%	-12.38%	26.05%	17.56%	1.27%	-0.51%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 9.74%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.86% for the quarter ended June 30, 2020, and its lowest quarterly return was -38.77% for the quarter ended

71

Fund summaries

March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Natural Resources Fund | Class A
Year Total Return		(0.51%)	1.27%	17.56%	26.05%	(12.38%)	9.21%	(23.79%)	2.89%	23.78%	(22.42%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	9.74%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	25.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(38.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Real Estate Securities Fund
Bar Chart	Calendar year-by-year total return (Class A)
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	4.47%	4.09%	5.27%	-5.75%	24.3%	-3.48%	43.62%	-25.16%	9.69%	7.61%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 1.37%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.68% for the quarter ended September 30, 2024, and its lowest quarterly return was -21.73% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Real Estate Securities Fund | Class A
Year Total Return		7.61%	9.69%	(25.16%)	43.62%	(3.48%)	24.30%	(5.75%)	5.27%	4.09%	4.47%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	1.37%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	15.68%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(21.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie Science and Technology Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.15%	1.65%	32.82%	-5.11%	50.23%	36.07%	15.41%	-32.38%	40.65%	31.35%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 16.43%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.51% for the quarter ended June 30, 2020, and its lowest quarterly return was -24.09% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Science and Technology Fund | Class A
Year Total Return		31.35%	40.65%	(32.38%)	15.41%	36.07%	50.23%	(5.11%)	32.82%	1.65%	(3.15%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	16.43%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	25.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(24.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Macquarie Global Bond Fund
Bar Chart	Calendar year-by-year total return (Class A)
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.59%	8.16%	4.8%	-0.36%	7.65%	7.98%	-1.08%	-9.04%	6.82%	2.81%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 2.49%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.39% for the quarter ended June 30, 2020, and its lowest quarterly return was -6.60% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie Global Bond Fund | Class A
Year Total Return		2.81%	6.82%	(9.04%)	(1.08%)	7.98%	7.65%	(0.36%)	4.80%	8.16%	(3.59%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	2.49%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	9.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(6.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Macquarie High Income Fund
Bar Chart	Calendar year-by-year total return (Class A)
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-7.37%	16.73%	7.99%	-2.73%	11.24%	5.32%	6.77%	-11.38%	12.19%	5.97%

Bar Chart Closing

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 1.40%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.54% for the quarter ended June 30, 2020, and its lowest quarterly return was -15.83% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Macquarie High Income Fund | Class A
Year Total Return		5.97%	12.19%	(11.38%)	6.77%	5.32%	11.24%	(2.73%)	7.99%	16.73%	(7.37%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	1.40%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	8.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(15.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020